Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended					0 Months Ended	12 Months Ended	0 Months Ended
	Feb. 15, 2011	Aug. 05, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2003 Option Plan [Member]	Dec. 31, 2012 2008 Plan [Member]	Jun. 15, 2009 Stock Option Exchange [Member]	Dec. 31, 2012 Options Vesting Quarterly [Member] 2003 Option Plan [Member]	Feb. 15, 2011 Maximum Amount Per Repurchase [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from the grant date						25.00%	25.00%
Percentage of stock options exercisable, quarterly						6.25%	6.25%
Stock options vesting period in years		4 years					4 years	4 years	3 years
Stock options expiration period		6 years				6 years	6 years	6 years
Percentage of restricted share units granted become vested, annually							25.00%
Maximum Percentage of entity's issued and outstanding share capital under the 2008 Share Incentive Plan			3.50%
Stock options, exchange ratio		300.00%
Weighted-average grant-date fair value, options granted			$ 16.09	$ 17.99	$ 14.58
Total intrinsic value, options exercised			$ 18,072	$ 19,295	$ 15,294
Unrecognized compensation expense related to non-vested stock options and restricted stock awards			41,086
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years			4 years
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, minimum			2.00%
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, maximum			10.00%
Shares purchased by employees under Employee Stock Purchase Plan			17,753	16,582	16,537
Shares purchased by employees under Employee Stock Purchase Plan, average price			$ 33.73	$ 33.88	$ 26.38
Price of shares purchased under Employee Stock Purchase Plan, percentage of fair value			95.00%
Stock repurchase program, authorized amount	$ 300,000									$ 100,000